Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Foreign cuurency transactions	RMB 1.00 to USD 0.1384
Performance obligation	$ 0	$ 465,800
Convenience Translation [Member]
Foreign cuurency transactions	RMB 1.00 to USD 0.1384
Mcloudvr HK [Member]
Foreign cuurency transactions		USD 0.1450